Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Subsidiaries
Details of the Company's subsidiaries

							Proportion of
	Place of				Proportion of		voting power
	establishment	Class of	Paid up		ownership interest		held by the
Name of company	and operation	shares held	registered capital		held by the Company		Company	Principal activities
Better Way Enterprises Limited (“Better Way”)#	Samoa	Ordinary	USD	1,000,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Shanghai) Corporation (“SMIS” or “SMIC Shanghai”)#	People’s Republic of China -the “PRC”	Ordinary	USD	1,740,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SMIC, Americas	United States of America	Ordinary	USD	500,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Beijing) Corporation (“SMIB” or “SMIC Beijing”)#	PRC	Ordinary	USD	1,000,000,000	Directly	100%	100%	Manufacturing and trading of semiconductor products
SMIC Japan	Japan	Ordinary	JPY	10,000,000	Directly	100%	100%	Provision of marketing related activities
SMIC Europe S.R.L	Italy	Ordinary	EUR	100,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Solar Cell) Corporation	Cayman Islands	Ordinary	USD	11,000	Directly	100%	100%	Investment holding
SMIC Commercial Shanghai Limited Company	PRC	Ordinary	USD	373,000,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Tianjin) Corporation (“SMIT” or “SMIC Tianjin”)#	PRC	Ordinary	USD	770,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SMIC Development (Chengdu) Corporation (“SMICD”)#	PRC	Ordinary	USD	5,000,000	Directly	100%	100%	Construction, operation, and management of SMICD’s living quarters, schools, and supermarket
Semiconductor Manufacturing International (BVI) Corporation (“SMIC (BVI)”)#	British Virgin Islands	Ordinary	USD	10	Directly	100%	100%	Provision of marketing related activities
Admiral Investment Holdings Limited	British Virgin Islands	Ordinary	USD	10	Directly	100%	100%	Investment holding
SMIC Shanghai (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SMIC Beijing (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SMIC Tianjin (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SilTech Semiconductor Corporation	Cayman Islands	Ordinary	USD	10,000	Directly	100%	100%	Investment holding
SMIC Shenzhen (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SMIC New Technology Research & Development (Shanghai) Corporation (formerly “SMIC Advanced Technology Research & Development (Shanghai) Corporation”)	PRC	Ordinary	USD	199,000,000	Indirectly	94.874%	94.874%	Research and development activities
SMIC Holdings Corporation	PRC	Ordinary	USD	50,000,000	Directly	100%	100%	investment holding
SJ Semiconductor Corporation	Cayman Islands	Ordinary and preferred	USD	5,668	Directly	56.045%	56.045%	Investment holding
SMIC Energy Technology (Shanghai) Corporation (“Energy Science”)#	PRC	Ordinary	USD	10,400,000	Indirectly	100%	100%	Manufacturing and trading of solar cell related semiconductor products
Magnificent Tower Limited	British Virgin Islands	Ordinary	USD	50,000	Indirectly	100%	100%	investment holding
SMIC Hong Kong International Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	investment holding
SMIC Beijing (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SMIC Tianjin (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SMIC Solar Cell (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SMIC Shenzhen (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SilTech Semiconductor (Hong Kong) Corporation Limited	Hong Kong	Ordinary	HKD	1,000	Indirectly	100%	100%	Investment holding
Semiconductor Manufacturing International (Shenzhen) Corporation(“SMIZ” or “SMIC Shenzhen”)#	PRC	Ordinary	USD	127,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SilTech Semiconductor (Shanghai) Corporation Limited (“SilTech Shanghai”)#	PRC	Ordinary	USD	12,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
Semiconductor Manufacturing North China (Beijing) Corporation (“SMNC”)#	PRC	Ordinary	USD	3,000,000,000	Directly and indirectly	51%	51%	Manufacturing and trading of semiconductor products
China IC Capital Co., Ltd	PRC	Ordinary	RMB	987,000,000	Indirectly	100%	100%	Investment holding
Shanghai Hexin Investment Management Limited Partnership	PRC	Ordinary	RMB	50,000,000	Indirectly	99%	99%	Investment holding
SJ Semiconductor (HK) Limited	Hong Kong	Ordinary	HKD	1,000	Indirectly	56.045%	56.045%	Investment holding
SJ Semiconductor (Jiangyin) Corporation (“SJ Jiangyin”)#	PRC	Ordinary	USD	259,500,000	Indirectly	56.045%	56.045%	Bumping and circuit probe testing activities
LFoundry S.r.l. (“LFoundry”)#	Italy	Ordinary	EUR	2,000,000	Indirectly	70%	70%	Manufacturing and trading of semiconductor products
Ningbo Semiconductor International Corporation	PRC	Ordinary	RMB	255,000,000	Indirectly	53.725%	53.725%	Manufacturing and trading of semiconductor products
Semiconductor Manufacturing South China Corporation	PRC	Ordinary	USD	200,475,706	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SJ Semiconductor USA Co.	United States of America	Ordinary	USD	500,000	Indirectly	56.045%	56.045%	Provision of marketing related activities
SMIC (Sofia) EOOD	Bulgaria	Ordinary	BGN	1,800,000	Indirectly	100%	100%	Designing activities
SMIC Innovation Design Center (Ningbo) Co., Ltd.	PRC	Ordinary		—	Indirectly	100%	100%	Designing activities

#Abbreviation for identification purposes.

Subsidiaries with material non-controlling interests
Subsidiaries
Details of the Company's subsidiaries

	Place of	Proportion of ownership interests
	establishment	and voting rights held by			Profit (loss) allocated to non-			Accumulated non-controlling
Name of company	and operation	non-controlling interests			controlling interests			interests
		12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
					USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Semiconductor Manufacturing North China (Beijing) Corporation (“SMNC”)	Beijing, PRC	49.0%	49.0%	45%	(39,113)	(55,868)	(25,596)	1,324,590	1,069,703	371,446
SJ Semiconductor Corporation	Cayman Islands	44.0%	44.0%	44.7%	(4,896)	(3,545)	(5,077)	124,659	136,458	79,621
					(44,009)	(59,413)	(30,673)	1,449,249	1,206,161	451,067

Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Subsidiaries
Summarized financial information

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current assets	1,559,016	1,103,214	381,640
Non-current assets	2,046,290	1,807,207	917,719
Current liabilities	(596,500)	(409,898)	(350,298)
Non-current liabilities	(315,718)	(327,995)	(123,626)
Net assets	2,693,088	2,172,528	825,435
Equity attributable to owners of the Company	1,368,498	1,102,825	453,989
Non-controlling interests	1,324,590	1,069,703	371,446
Net assets	2,693,088	2,172,528	825,435

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Revenue	471,174	243,715	4,721
Expense	(574,386)	(339,910)	(64,032)
Other income (expense)	23,389	(19,480)	2,430
Loss for the year	(79,823)	(115,675)	(56,881)
Loss attributable to owners of the Company	(40,710)	(59,807)	(31,285)
Loss attributable to the non-controlling interests	(39,113)	(55,868)	(25,596)
Loss for the year	(79,823)	(115,675)	(56,881)
Other comprehensive income attributable to owners of the Company	—	—	—
Other comprehensive income attributable to the non-controlling interests	—	—	—
Other comprehensive income for the year	—	—	—
Total comprehensive loss attributable to owners of the Company	(40,710)	(59,807)	(31,285)
Total comprehensive loss attributable to the non-controlling interests	(39,113)	(55,868)	(25,596)
Total comprehensive loss for the year	(79,823)	(115,675)	(56,881)
Dividends paid to non-controlling interests	—	—	—
Net cash inflow (outflow) from operating activities	188,115	(13,082)	(71,817)
Net cash outflow from investing activities	(820,606)	(1,627,788)	(173,535)
Net cash inflow from financing activities	590,091	1,655,011	137,500
Net cash (outflow) inflow	(42,400)	14,141	(107,852)

SJ Semiconductor Corporation
Subsidiaries
Summarized financial information

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current assets	205,957	224,737	164,495
Non-current assets	131,041	102,790	66,772
Current liabilities	(46,608)	(11,656)	(18,904)
Non-current liabilities	(7,002)	(5,421)	(34,331)
Net assets	283,388	310,450	178,032
Equity attributable to owners of the Company	158,729	173,992	98,411
Non-controlling interests	124,659	136,458	79,621
Net assets	283,388	310,450	178,032

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Revenue	21,862	12,782	1,543
Expense	(39,504)	(27,300)	(9,621)
Other income (expense)	6,505	6,564	(3,274)
Loss for the year	(11,137)	(7,954)	(11,352)
Loss attributable to owners of the Company	(6,241)	(4,409)	(6,275)
Loss attributable to the non-controlling interests	(4,896)	(3,545)	(5,077)
Loss for the year	(11,137)	(7,954)	(11,352)
Other comprehensive income attributable to owners of the Company	—	—	—
Other comprehensive incom attributable to the non-controlling interests	—	—	—
Other comprehensive income for the year	—	—	—
Total comprehensive loss attributable to owners of the Company	(6,241)	(4,409)	(6,275)
Total comprehensive loss attributable to the non- controlling interests	(4,896)	(3,545)	(5,077)
Total comprehensive loss for the year	(11,137)	(7,954)	(11,352)
Dividends paid to non-controlling interests	—	—	—
Net cash inflow (outflow) from operating activities	6,115	(1,194)	(9,841)
Net cash outflow from investing activities	(65,993)	(147,752)	(60,336)
Net cash (outflow) inflow from financing activities	(1,983)	109,291	175,211
Net cash (outflow) inflow	(61,861)	(39,655)	105,034